UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 07237)

Exact name of registrant as specified in charter:	Putnam Investment Funds

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: August 31, 2008

Date of reporting period: May 31, 2008

Item 1. Schedule of Investments:

Putnam International Capital Opportunities Fund
The fund's portfolio
5/31/08 (Unaudited)

COMMON STOCKS (96.4%)(a)
	Shares	Value

Australia (3.1%)
Abacus Property Group (R)	2,439,470	$3,079,060
Adelaide Brighton, Ltd.	1,331,423	4,646,839
ARC Energy, Ltd. (NON)	712,248	1,055,630
Caltex Australia, Ltd.	183,212	2,619,050
Commonwealth Property Office Fund (R)	2,457,951	3,055,381
Crane Group, Ltd.	350,200	4,654,571
Flight Centre, Ltd.	389,430	7,075,086
Gloucester Coal, Ltd.	115,291	1,296,437
ING Office Fund (R)	2,505,401	3,174,255
Just Group, Ltd.	155,000	578,023
Kagara Zinc, Ltd.	106,275	497,939
Kingsgate Consolidated, Ltd. (NON)	123,019	658,732
MacArthur Coal, Ltd.	125,000	2,348,666
Macquarie Office Trust	3,293,904	3,023,646
Monadelphous Group, Ltd.	162,076	2,042,598
Perilya, Ltd.	2,106,316	1,581,037
Sally Malay Mining, Ltd.	223,070	1,023,838
Sunland Group, Ltd.	331,514	836,863
Tap Oil, Ltd. (NON)	450,945	830,048
Tower Australia Group, Ltd.	674,774	1,884,039
Virgin Blue Holdings, Ltd.	487,796	321,837
Wotif.com Holdings, Ltd.	1,529,068	5,848,379
Zinifex, Ltd.	1,210,965	11,000,285
		63,132,239

Austria (0.4%)
Andritz AG	131,828	8,917,419
Bank Austria Creditanstalt AG (F)(NON)	471	94,798
		9,012,217

Belgium (1.0%)
CFE (CIE Francois D'enter)	4,163	455,849
Euronav NV	153,580	6,461,659
EVS Broadcast Equipment SA	13,486	1,272,202
Gimv NV	43,887	3,116,836
Mobistar SA	101,446	8,337,576
Omega Pharma SA	18,833	788,271
VAN DE Velde	7,258	349,962
		20,782,355

Bermuda (1.1%)
Aspen Insurance Holdings, Ltd.	261,514	6,684,298
Axis Capital Holdings, Ltd.	308,162	10,801,078
Hiscox, Ltd.	1,227,310	5,772,300
		23,257,676

Brazil (0.2%)
Gerdau SA (Preference)	90,213	4,537,248

Canada (10.3%)
Agrium, Inc.	173,093	15,099,084
Baytex Energy Trust	98,000	2,852,504
Biovail Corp.	591,100	6,870,215
Breakwater Resources, Ltd. (NON)	1,141,500	768,957
Calvalley Petroleums, Inc. Class A (NON)	113,900	523,349
Canaccord Capital, Inc.	364,502	3,738,106
Canadian Western Bank	164,300	4,304,904
Canam Group, Inc.	33,100	366,077
Centerra Gold, Inc. (NON)	246,800	2,196,039
CGI Group, Inc. (NON)	536,000	5,760,949
Ensign Energy Services, Inc.	500,000	11,155,238
Home Capital Group, Inc.	140,200	5,497,486
Imperial Metals Corp. (NON)	92,500	797,959
Inmet Mining Corp.	321,646	21,877,490
International Forest Products Class A (NON)	201,600	1,195,898
Kingsway Financial Services, Inc.	28,900	278,946
Laurentian Bank of Canada	48,400	2,068,655
Leon's Furniture, Ltd.	72,500	942,515
Linamar Corp.	173,800	2,954,915
Lundin Mining Corp. (NON)	12,966	106,507
Major Drilling Group International (NON)	2,400	132,717
Martinrea International, Inc. (NON)	22,000	192,439
Melcor Devlopments, Ltd.	184,000	2,774,985
Methanex Corp.	913,436	25,788,541
Norbord, Inc. (S)	544,516	3,284,834
Nortel Networks Corp. (NON)	640	5,274
Northbridge Financial Corp.	202,200	6,822,674
Northgate Minerals Corp. (NON)	2,003,400	6,042,831
NuVista Energy, Ltd. (NON)	25,000	467,525
Peyto Energy Trust units	21,300	415,249

Saskatchewan Wheat Pool, Inc. (NON)	612,800	8,379,328
ShawCor, Ltd.	103,100	3,593,884
Sino-Forest Corp. (NON)	240,100	5,021,194
SNC-Lavalin Group, Inc.	214,500	12,282,098
Stantec, Inc. (NON)	82,800	2,414,237
Taseko Mines, Ltd. (NON)	715,400	3,491,152
Teck Cominco, Ltd. Class B	553,779	27,377,150
Transat A.T., Inc. Class A	41,640	910,587
Transglobe Energy Corp. (NON)	65,800	340,048
Trican Well Service, Ltd.	282,600	6,083,316
West Fraser Timber Co., Ltd.	84,000	2,986,366
Yamana Gold, Inc.	81,916	1,265,061
Zargon Energy Trust	94,300	2,499,244
		211,926,527

Denmark (2.0%)
Alm Brand A/S (NON)	54,625	3,281,397
Coloplast A/S Class B	60,450	5,333,490
D/S Norden	55,055	6,878,574
Dampskibsselskabet Torm A/S	167,300	5,548,401
East Asiatic Co., Ltd. A/S	177,759	13,236,544
IC Companys A/S	13,875	614,988
Schouw & Co.	46,920	1,986,684
Solar Holdings A/S Class B	8,800	800,284
Sydbank A/S	60,300	2,597,240
		40,277,602

Finland (1.2%)
Jaakko Poyry Group OYJ	162,374	4,480,353
Olvi Oyj Class A	1,316	52,913
Ramirent OYJ	167,928	2,165,308
Rautaruukki OYJ	329,273	17,500,207
		24,198,781

France (6.9%)
Affine SA	10,166	567,500
Air France-KLM	336,769	9,004,303
Beneteau SA	209,728	5,464,033
Bonduelle SCA	12,114	1,401,853
Bongrain SA	25,598	2,392,093
Camaieu	3,818	1,425,244
Cap Gemini SA	150,692	10,219,244
Ciments Francais Class A	60,550	11,675,429
CNP Assurances	105,188	12,936,596
Compagnie Generale de Geophysique-Veritas SA (NON)	19,903	5,348,463
Compagnie Plastic-Omnium SA	20,773	702,750
Dassault Systemes SA	19,620	1,312,839
Delachaux SA	11,215	1,088,145
Etam Developpement SA	7,357	286,077
Faiveley SA	45,129	3,367,891
Flo Groupe	33,978	338,236
GL Events	9,422	376,193
Iliad SA	75,119	7,522,165
Kaufman & Broad SA (S)	65,951	3,641,597
LDC	800	82,125
Legrand SA	261,930	7,630,713
LVL Medical Groupe SA (NON)	12,775	288,118
Neopost SA	21,400	2,478,443
Norbert Dentressangle	7,386	700,779
Sa des Ciments Vicat	36,307	3,289,489
Sopra Group SA	6,868	580,593
Technip SA	81,400	7,630,758
Thales SA	257,062	16,041,350
Valeo SA	62,060	2,474,016
Vallourec SA	71,262	22,072,860
		142,339,895

Germany (3.0%)
Arques Industries AG	20,746	240,399
Bechtle AG	14,257	449,494
Continental AG	94,174	11,937,977
Deutsche Beteiligungs AG	22,965	641,884
Deutsche Lufthansa AG	219,835	5,699,996
ElringKlinger AG	54,532	6,157,865
Fielmann AG	8,000	620,542
Freenet AG	40,702	695,754
Fuchs Petrolub AG (Preference)	16,750	1,687,189
Gildemeister AG	384,658	13,276,212
IKB Deutsche Industriebank AG (NON) (S)	56,900	331,883
KWS Saat AG	35,621	8,871,987
Leoni AG	25,896	1,312,278
MAN AG (Preference)	202	33,289
Norddeutsche Affinerie AG	49,030	2,356,473
Rhoen Klinikum AG	175,701	5,424,714
Vossloh AG	9,382	1,358,586
Wincor Nixdorf AG	12,549	996,430
		62,092,952

Greece (0.9%)

Alfa-Beta Vassilopoulos SA	14,500	1,082,558
Attica Holdings SA	229,380	1,719,668
Babis Vovos International Construction SA (NON)	146,351	5,007,956
Heracles General Cement Co.	78,754	2,018,701
Lamda Development SA	385,675	5,926,803
Sidenor SA	67,993	1,125,247
Titan Cement Co. SA	33,230	1,498,892
		18,379,825

Guernsey (0.6%)
Amdocs, Ltd. (NON)	362,975	11,727,722

Hong Kong (2.0%)
ASM Pacific Technology	112,000	886,269
Beijing Enterprises Holdings, Ltd.	170,000	627,411
Chaoda Modern Agriculture	7,675,175	10,799,439
CNPC Hong Kong, Ltd.	6,160,000	3,236,496
Dah Sing Banking Group, Ltd.	195,600	413,584
Dah Sing Financial Group	2,800	23,861
Industrial & Commercial Bank of China	1,678,000	4,461,908
Minmetals Resources, Ltd.	1,104,000	509,310
Orient Overseas International, Ltd.	1,366,460	9,210,713
SmarTone Telecommunications Holdings, Ltd.	1,693,500	1,725,293
Sun Hung Kai & Co., Ltd.	87,000	77,596
Truly International Holdings	434,000	522,791
VTech Holdings, Ltd.	906,000	5,340,680
Wheelock and Co., Ltd.	830,000	2,611,200
		40,446,551

India (0.5%)
Canara Bank	210,386	1,065,311
Satyam Computer Services., Ltd.	128,010	1,578,639
Tata Iron & Steel Co., Ltd.	326,551	6,944,882
		9,588,832

Ireland (1.2%)
DCC PLC	34,756	808,189
Dragon Oil PLC (NON)	939,487	9,637,214
FBD Holdings PLC	59,067	2,204,947
Kerry Group PLC Class A	156,676	4,727,661
Paddy Power PLC	222,128	7,998,276
		25,376,287

Italy (3.2%)
Banco di Desio e della Brianza SpA	246,789	2,602,541
Compagnie Industriali Riunite (CIR) SpA	2,749,806	7,553,267
Credito Emiliano SpA	133,318	1,435,988
Cremonini SpA	367,615	1,712,506
Danieli & Co. SpA	280,744	11,584,834
Ergo Previdenza SpA	223,664	1,438,513
Fondiaria-Sai SpA	3,922	97,421
Italcementi SpA	143,351	2,896,356
Merloni Electtrodomestici SpA (S)	651,474	8,162,153
Milano Assicurazioni SpA	1,518,000	9,544,735
Premafin Finanziaria SpA	376,500	837,420
Recordati SpA	466,449	3,732,774
Sai-Soc Assicuratrice Industriale SpA (SAI)	277,450	10,538,347
Societa Iniziative Autostradali e Servizi SpA	191,008	2,611,455
		64,748,310

Japan (19.3%)
ADEKA Corp.	115,600	1,054,697
Aeon Fantasy Co., Ltd.	148,300	1,987,366
Airport Facilities Co., Ltd.	166,900	1,297,970
Aisan Industry Co., Ltd.	36,000	378,983
Alpine Electronics, Inc.	53,200	682,155
Aplus Co., Ltd. (NON)	117,500	118,124
Ardepro Co., Ltd. (S)	5,093	564,171
Asahi Industries Co., Ltd.	256	383,612
ASKUL Corp. (S)	152,900	2,943,731
Axell Corp.	228	899,545
BML, Inc.	100,800	1,940,668
Brother Industries, Ltd.	1,203,000	17,353,594
Canon Electronics, Inc.	98,200	2,738,126
Capcom Co., Ltd.	580,900	19,282,530
Century Leasing System, Inc.	51,600	578,445
Chiyoda Co., Ltd.	80,500	1,387,984
Chiyoda Integre Co., Ltd.	41,500	755,297
Circle K Sunkus Co., Ltd.	44,000	714,416
Cleanup Corp.	36,100	239,662
COMSYS Holdings Corp.	812,000	6,884,750
Daihen Corp.	79,000	376,868
Daiichi Sankyo Co., Ltd.	418,800	11,816,483
Daiichikosho Co., Ltd.	147,300	1,553,467
Daishinku Corp.	141,000	732,815
Daiwa Industries, Ltd.	326,000	1,524,260
Don Quijote Co., Ltd.	46,000	961,969
Doutor Nichires Holdings Co., Ltd.	253,900	4,310,328
ESPEC Corp.	21,600	218,991

Exedy Corp.	43,100	1,144,537
FamilyMart Co., Ltd.	10,000	366,085
Fancl Corp.	29,100	337,531
FCC Co., Ltd.	203,700	3,203,097
Foster Electric Co., Ltd.	96,100	2,178,291
Fuji Machine Manufacturing Co., Ltd.	101,700	2,121,965
Future System Consulting Corp.	1,423	840,790
Fuyo General Lease Co., Ltd.	171,210	5,082,391
Goldcrest Co., Ltd.	12,500	272,667
H.I.S. Co., Ltd.	20,200	306,333
Hakudo Co., Ltd.	27,000	337,500
Happinet Corp.	3,000	44,898
Heiwado Co., Ltd.	20,000	335,357
Higashi-Nippon Bank, Ltd. (The)	7,000	30,207
Hirose Electric Co., Ltd.	6,000	698,786
Hisamitsu Pharmaceutical Co., Inc.	348,300	14,039,027
Hitachi Kokusai Electric, Inc.	75,000	712,016
Hitachi Software Engineering Co., Ltd.	44,400	1,090,630
Hogy Medical Co., Ltd.	7,600	390,668
Hokuetsu Bank, Ltd. (The)	548,000	1,351,290
Icom, Inc.	35,100	883,825
Inui Steamship Co., Ltd.	27,900	429,455
Izumi Co., Ltd. (S)	89,000	1,504,154
Japan Aviation Electronics Industry, Ltd.	315,000	2,772,382
Japan Business Computer Co., Ltd.	13,900	100,585
Joint Corp. (S)	59,900	460,157
Juki Corp.	74,000	254,761
Kaken Pharmaceutical Co., Ltd.	35,000	271,861
Kaneka Corp.	217,000	1,580,577
Kansai Paint Co., Ltd.	185,000	1,349,251
Kayaba Industry Co., Ltd.	179,000	828,452
Keihin Corp.	537,800	9,568,596
Kenedix, Inc.	398	588,847
Kenwood Corp. (S)	1,315,000	1,446,700
Kimoto Co., Ltd.	79,100	1,018,758
Kintetsu World Express, Inc.	81,200	2,256,411
KK DaVinci Advisors (NON)	11,372	8,423,304
Koa Corp.	112,900	924,058
Kumagai Gumi Co., Ltd.	629,000	709,892
Kyowa Exeo Corp.	830,000	8,178,775
Lasertec Corp.	47,000	694,926
Lawson, Inc.	216,200	9,555,121
Lintec Corp.	64,200	1,150,778
Maeda Road Construction Co., Ltd.	377,000	2,685,195
Mars Engineering Corp.	25,900	437,971
Meiko Network Japan Co., Ltd.	105,300	499,336
Mikuni Coca-Cola Bottling Co., Ltd.	37,500	403,666
Mochida Pharmaceutical Co., Ltd	483,000	5,267,925
Moshi Moshi Hotline, Inc.	73,300	1,894,371
NGK Spark Plug Co., Ltd.	269,000	3,347,193
Nifco, Inc.	160,900	3,776,816
Nihon Kohden Corp.	89,000	1,676,347
Nikkiso Co., Ltd.	91,000	734,456
Nippon Kanzai Co., Ltd.	35,000	990,848
Nippon Seiki Co., Ltd.	50,100	885,683
Nippon Seisen Co., Ltd.	419,000	1,665,032
Nippon Shinyaku Co., Ltd.	99,000	1,260,034
Nippon Thompson Co., Ltd.	128,000	943,247
Nissin Kogyo Co., Ltd.	542,600	9,695,167
Nitta Corp.	20,500	438,425
Nittetsu Mining Co., Ltd.	334,000	1,691,540
Nitto Kohki Co., Ltd.	37,700	750,854
Noritake Co., Ltd.	93,000	381,032
Noritsu Koki Co., Ltd.	48,300	647,726
Oiles Corp.	17,800	379,837
Okinawa Cellular Telephone Co.	248	423,369
Okinawa Electric Power Co., Inc. (The)	11,600	541,275
Ono Pharmaceutical Co., Ltd.	156,600	9,044,898
Onward Kashiyama Co., Ltd.	692,000	8,019,954
OPT, Inc.	66	217,204
Osaka Steel Co., Ltd.	49,000	722,638
Otsuka Kagu, Ltd.	28,800	344,158
Pacific Metals Co., Ltd.	1,176,000	10,205,235
Pal Co., Ltd.	7,300	124,482
Point, Inc.	21,000	846,453
RECRM RESEARCH Co., Ltd.	3,449	2,750,957
Ricoh Leasing Co., Ltd.	195,700	4,714,321
Risa Partners, Inc.	193	431,980
Riso Kagaku Corp.	36,200	528,718
Roland DG Corp.	10,600	325,721
Saizeriya Co., Ltd.	34,200	307,813
Sankyo Co., Ltd.	262,500	16,804,581
Santen Pharmaceutical Co., Ltd.	500,000	13,965,288
Sasebo Heavy Industries Co., Ltd. (S)	124,000	439,833
Seikagaku Corp.	86,900	890,099
Shimano, Inc.	134,500	6,429,059
Shin-Estu Polymer Co., Ltd.	202,300	1,218,328
Shinkawa, Ltd.	70,500	1,002,940
Shinko Plantech Co., Ltd.	36,000	608,422
Shinko Shoji Co., Ltd.	120,600	1,242,143
Shinwa Co., Ltd.	13,299	242,671

Shizuoka Gas Co., Ltd.	468,000	2,441,199
Showa Corp.	74,000	581,810
Sinanen Co., Ltd.	70,000	267,546
SMK Corp.	92,000	487,747
SNT Corp.	130,700	790,844
Stanley Eelctric Co., Ltd.	547,100	14,787,889
Star Micronics Co., Ltd.	28,000	537,747
Sugi Pharmacy Co., Ltd.	256,000	6,288,316
Sumitomo Light Metal Industries, Ltd.	393,000	525,541
Tachi-S Co., Ltd.	54,600	558,739
Taiyo Ink Manufacturing Co., Ltd.	170,000	3,764,700
Tamron Co., Ltd.	52,100	1,146,358
Tanabe Seiyaku Co., Ltd.	575,000	7,476,527
Toa Corp.	115,000	765,649
Toho Pharmaceutical Co., Ltd.	44,900	841,023
Tokai Rika Co., Ltd.	325,600	7,735,470
Tokai Rubber Industries, Inc.	113,000	1,526,100
Tokai Tokyo Securities Co., Ltd.	1,854,000	8,264,226
Token Corp. (S)	24,080	979,734
Tokyo Leasing Co., Ltd.	33,000	325,806
Tokyo Steel Manufacturing Co., Ltd.	184,900	2,562,015
Toshiba TEC Corp.	1,187,000	8,386,903
Toyo Engineering Corp.	111,000	647,430
Toyo Securities Co., Ltd.	315,000	1,296,567
Toyo Suisan Kaisha, Ltd.	200,000	4,305,766
Trend Micro, Inc.	23,500	822,411
Wacom Co., Ltd.	335	826,062
WATAMI Co., Ltd.	22,200	356,034
Yamato Kogyo Co., Ltd.	364,700	18,262,671
Yamazen Corp.	246,000	1,126,878
Yoshimoto Kogyo Co., Ltd.	51,000	681,999
Yoshinoya Holdings Co., Ltd. (S)	487	660,480
Yusen Air & Sea Service Co., Ltd.	21,400	387,449
Zenrin Co., Ltd. (S)	27,700	541,180
Zuken, Inc.	38,500	374,630
		397,693,386

Liechtenstein (--%)
Liechtenstein Landesbank	8,268	717,491

Luxembourg (0.4%)
Oriflame Cosmetics SA SDR	128,850	9,153,079

Malaysia (0.1%)
Tanjong PLC	390,000	1,950,903

Netherlands (2.4%)
Arcadis NV	384,012	9,210,247
Beter BED Holdings NV	123,224	2,549,113
Exact Holding NV	11,977	424,556
Hunter Douglas NV	147,852	9,750,686
Koninklijke Boskalis Westminster NV	140,941	8,547,373
Koninklijke DSM NV	19,666	1,205,493
Macintosh Retail Group NV	59,015	1,551,284
SNS Reaal	371,660	8,549,803
Vastned Retail NV (R)	16,888	1,539,018
Wavin NV	556,813	6,729,340
		50,056,913

New Zealand (0.6%)
Contact Energy, Ltd.	640,303	4,754,688
Fletcher Building, Ltd.	1,159,227	7,264,180
		12,018,868

Norway (2.4%)
ABG Sundal Collier ASA	903,000	1,611,646
Acta Holding ASA (S)	1,058,600	2,854,796
Aker Yards AS (NON) (S)	242,710	2,789,497
EDB Business Partner ASA	155,600	1,101,685
Kongsberg Gruppen AS	7,240	592,127
Petroleum Geo-Services ASA	281,400	8,292,378
Solstad Offshore ASA	14,300	396,856
Sparebank 1 SR Bank	654,699	6,741,267
Sparebanken Midt-Norge	168,302	1,815,484
Sparebanken Nord-Norge	35,765	659,366
Tandberg ASA	485,810	8,689,641
TGS Nopec Geophysical Co. ASA (NON)	650,900	10,327,693
Veidekke ASA	373,000	3,006,708
		48,879,144

Papua New Guinea (0.4%)
Oil Search, Ltd.	1,230,332	7,223,363

Portugal (0.2%)
Grupo Soares da Costa, SGPS, SA (NON)	141,742	376,996
Jeronimo Martins, SGPS, SA	388,565	2,804,295
		3,181,291

Singapore (2.2%)
ComfortDelgro Corp., Ltd.	4,383,000	5,184,124
Datacraft Asia, Ltd.	1,576,000	1,639,040
Guocoland, Ltd.	45,000	91,574
Ho Bee Investment, Ltd.	6,416,000	4,430,679
Hong Leong Asia, Ltd.	597,000	1,048,215
Jaya Holdings, Ltd.	316,000	371,437
Kim Eng Holdings, Ltd.	1,918,000	2,846,283
KS Energy Services, Ltd.	432,000	644,255
Macquarie MEAG Prime REIT (R)	4,558,000	4,018,219
Marco Polo Developments, Ltd.	190,000	304,290
MobileOne Asia, Ltd.	2,722,500	3,920,144
Neptune Orient Lines, Ltd.	3,587,000	10,698,810
Rotary Engineering, Ltd.	938,000	616,743
Singapore Maritime, Ltd.	260,000	320,893
Unisteel Technology, Ltd.	1,182,500	1,363,888
Wing Tai Holdings, Ltd.	6,105,000	8,162,724
		45,661,318

South Korea (3.0%)
Amorepacific Corp.	338	40,367
Binggrae Co., Ltd.	76,020	2,694,174
Cheil Communications, Inc.	20,843	4,796,379
Daeduck Electronics Co.	47,570	219,398
Daegu Bank	77,070	1,137,454
Halla Climate Control	3,320	35,460
Hanjin Shipping	9,550	435,355
Honam Petrochemical, Corp.	122,357	10,478,578
Hyundai Marine & Fire Insurance Co.	49,960	1,154,528
Hyundai Mipo Dockyard	1,642	384,233
Hyundai Steel Co.	138,010	11,082,073
Kwang Dong Pharmaceutical Co., Ltd.	324,360	1,283,394
LG Chemical, Ltd.	177,007	16,825,891
LG Home Shopping, Inc.	47,556	3,130,689
LG Telecom, Ltd.	129,212	1,124,128
LS Industrial Systems Co., Ltd.	74,440	3,975,337
NHN Corp. (NON)	1,250	258,642
Samsung Heavy Industries Co., Ltd.	75,290	3,132,514
		62,188,594

Spain (2.7%)
Acerinox SA	80,935	2,142,585
Cia de Distribucion Integral Logista SA	111,889	9,154,091
Dinamia (NON)	75,539	2,702,347
Duro Felguera SA	269,449	2,749,302
Fomento de Construcciones y Contratas SA	28,811	1,990,129
Gestevision Telecinco SA	508,475	7,908,820
Grupo Empresarial Ence SA	341,114	3,140,967
Indra Sistemas SA Class A	53,953	1,472,770
Obrascon Huarte Lain SA	176,173	7,193,011
Technicas Reunidas SA	91,506	7,650,153
Tubos Reunidos SA	976,635	6,349,663
Uralita SA	96,368	846,883
Viscofan SA	110,998	2,617,318
		55,918,039

Sweden (2.5%)
AddTech AB Class B	57,300	1,411,742
Axis Communications AB (S)	71,400	1,238,240
Boss Media AB (F)(NON) (S)	305,000	1,271,490
Intrum Justita AB	263,000	4,582,951
JM AB	393,700	6,876,899
KappAhl Holding AB (NON)	713,300	5,745,033
Munters AB	33,350	378,162
Peab AB	1,079,300	9,718,721
Seco Tools AB Class B	606,500	11,023,779
SKF AB Class B	147,886	2,774,296
Ssab Svenskt Stal AB Class A	32,100	1,113,375
Ssab Svenskt Stal AB Class B	149,400	4,671,163
		50,805,851

Switzerland (5.6%)
Actelion NV (NON)	335,120	18,310,548
Addax Petroleum Corp.	280,900	14,544,892
Baloise Holding AG Class R	141,851	16,140,774
Banque Cantonale Vaudoise (BCV)	24,157	8,702,824
Bell Holding AG	291	524,878
Bellevue Group AG	17,726	1,062,914
Charles Voegele Holding AG (NON)	35,877	3,214,921
Daetwyler Holding AG (NON)	1,200	86,866
Forbo Holding AG (NON)	13,998	6,849,256
Geberit International AG	58,702	9,957,319
George Fischer AG (NON)	14,312	7,414,833
Helvetia Patria Holding	23,132	9,199,092
Huber & Suhner AG	34,608	1,643,573
Logitech International SA (NON)	295,716	9,686,025
Motor Columbus, Ltd. (NON)	865	589,226
Schulthess Group	6,886	491,857
Swisslog Holding AG (NON)	315,149	365,855

Tecan Group AG	57,927	3,893,108
Vontobel Holding AG	28,782	1,118,364
Zehnder Group AG Class B	765	1,034,875
		114,832,000

Taiwan (2.8%)
Compal Electronics, Inc.	7,502,325	8,341,675
Faraday Technology Corp.	69,972	138,337
Greatek Electronics, Inc.	8,069,766	10,246,816
Hung Poo Real Estate Development Corp.	937,280	1,489,214
Micro-Star International Co., Ltd.	3,433,024	2,597,439
Novatek Microelectronics Corp., Ltd.	140,673	546,051
President Chain Store Corp.	1,342,000	5,076,812
Quanta Storage, Inc.	1,458,121	1,976,203
Sincere Navigation	2,948,200	5,954,784
U-Ming Marine Transport Corp.	6,769,000	21,866,371
		58,233,702

United Kingdom (13.7%)
888 Holdings PLC	1,151,549	3,352,206
Alexon Group PLC	256,626	355,738
Amlin PLC	2,126,392	12,211,593
Antofagasta PLC	1,849,033	25,247,008
Ashmore Group PLC	329,430	1,704,317
Aveva Group PLC	341,259	10,076,106
Beazley Group PLC	7,532	20,397
Berkeley Group Holdings PLC (NON)	645,227	10,375,273
Bespak PLC	276,171	3,281,409
BlueBay Asset Management (S)	127,909	845,383
Brit Insurance Holdings PLC	471,839	2,025,275
British Energy Group PLC	229,000	3,328,607
British Polythene Industries	29,434	134,937
Chaucer Holdings PLC	3,099,013	5,477,251
Close Brothers Group PLC	716,273	8,156,004
Daily Mail and General Trust Class A	728,328	5,866,588
Dana Petroleum PLC (NON)	397,687	14,411,974
Davis Service Group PLC	946,749	9,196,125
De La Rue PLC	529,531	9,972,474
DS Smith PLC	976,682	2,596,561
DTZ Holdings PLC	165,574	643,477
Electronics Boutique PLC	414,866	2,322,958
Great Portland Estates PLC (R)	292,192	2,237,843
Greggs PLC	60,004	4,862,357
Hardy Underwriting Bermuda, Ltd.	50,870	261,415
Holidaybreak PLC	47,144	477,999
Investec PLC	171,586	1,190,970
Investec PLC	151,155	1,054,574
James Halstead PLC	3,610	38,818
JKX Oil & Gas PLC	359,167	3,431,822
John Wood Group PLC	1,013,973	8,955,549
Keller Group PLC	133,924	1,760,992
Latchways PLC	6,750	114,956
Liontrust Asset Management PLC	103,155	623,047
London Scottish Bank PLC	864,887	188,401
Lookers PLC	716,856	1,153,417
Man Group PLC	914,927	11,251,462
Micro Focus International PLC	50,000	228,972
Mitie Group	737,700	3,374,603
National Express Group PLC	562,839	10,181,780
Next PLC	309,370	7,088,307
RAB Capital PLC (S)	2,687,377	2,554,470
Rathbone Brothers	199,021	3,882,095
Regus Group PLC	3,268,956	6,651,535
Schroders PLC	307,737	6,398,822
Severfield-Rowen PLC	380,968	2,152,014
Shire PLC	883,530	15,064,525
Spectris PLC	299,705	4,593,735
Sportingbet PLC (NON)	2,663,676	2,044,015
St. Ives PLC	2,408,272	9,740,889
Travis Perkins PLC	308,578	5,102,493
Vedanta Resources PLC	168,692	8,364,882
Vitec Group PLC	745,259	7,379,182
Weir Group PLC (The)	483,922	8,643,963
William Hill PLC	1,289,522	9,678,297
		282,329,862

United States (0.5%)
Gerdau Ameristeel Corp.	578,300	10,372,886
SkillSoft PLC ADR (NON)	13,929	135,390
		10,508,276

Total common stocks (cost $1,656,490,926)		$1,983,177,099

SHORT-TERM INVESTMENTS (5.9%)(a)
	Principal
	amount/shares	Value

Putnam Prime Money Market Fund (e)	94,834,222	$94,834,222
Short-term investments held as collateral for loaned
securities with yields ranging from 2.00% to 2.25% and
due date of June 2, 2008 to (d)	$22,329,897	22,325,820

U.S. Treasury Bills, for effective yields ranging from
1.38% to 1.87%, September 18, 2008 (SEG)	5,230,000	5,208,149

Total short-term investments (cost $122,364,994)		$122,368,191

TOTAL INVESTMENTS

Total investments (cost $1,778,855,920) (b)		$2,105,545,290

FORWARD CURRENCY CONTRACTS TO BUY at 5/31/08 (aggregate face value $526,258,872) (Unaudited)
				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$169,278,206	$161,909,550	7/16/08	$7,368,656
British Pound	110,018,430	109,618,760	6/18/08	399,670
Canadian Dollar	2,251,209	2,209,848	7/16/08	41,361
Euro	124,523,235	122,482,218	6/18/08	2,041,017
Japanese Yen	1,287,487	1,302,781	8/20/08	(15,294)
Norwegian Krone	70,176,983	69,899,959	6/18/08	277,024
Swedish Krona	11,318,793	11,363,022	6/18/08	(44,229)
Swiss Franc	46,784,532	47,472,734	6/18/08	(688,202)

Total				$9,380,003

FORWARD CURRENCY CONTRACTS TO SELL at 5/31/08 (aggregate face value $462,971,522) (Unaudited)
				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

British Pound	$23,286,850	$23,137,356	6/18/08	$(149,494)
Canadian Dollar	140,572,816	138,205,281	7/16/08	(2,367,535)
Euro	31,556,223	31,887,807	6/18/08	331,584
Hong Kong Dollar	36,445,692	36,490,908	8/20/08	45,216
Japanese Yen	147,154,233	147,341,707	8/20/08	187,474
Swedish Krona	51,756,720	50,769,180	6/18/08	(987,540)
Swiss Franc	34,721,969	35,139,283	6/18/08	417,314

Total				$(2,522,981)

FUTURES CONTRACTS OUTSTANDING at 5/31/08 (Unaudited)
				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Dow Jones Euro Stoxx 50 Index (Long)	140	$8,220,289	Jun-08	$212,862
New Financial Times Stock Exchange 100 Index (Long)	33	3,947,787	Jun-08	(24,948)
Russell 2000 Index Mini (Long)	259	19,391,330	Jun-08	1,074,777

Total				$1,262,691

NOTES

(a) Percentages indicated are based on net assets of $2,056,726,039.

(b) The aggregate identified cost on a tax basis is $1,779,123,499, resulting in gross unrealized appreciation and depreciation of $477,337,940 and $150,916,149, respectively, or net unrealized appreciation of $326,421,791.

(NON) Non-income-producing security.

(SEG) This security was pledged and segregated with the custodian to cover margin requirements for futures contracts at May 31, 2008.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. At May 31, 2008, the value of securities loaned amounted to $18,424,692. Certain of these securities were sold prior to period-end. The fund received cash collateral of $22,325,820 which is pooled with collateral of other Putnam funds into 3 issues of short-term investments.

(e) The fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam, LLC. Investments in Putnam Prime Money Market Fund are valued at its closing net asset value each business day. Management fees paid by the fund are reduced by an amount equal to the management fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $2,028,405 for the period ended May 31, 2008. During the period ended May 31, 2008, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $679,335,213 and $618,227,861, respectively.

(F) Is valued at fair value following procedures approved by the Trustees.

(R) Real Estate Investment Trust.

(S) Securities on loan, in part or in entirety, at May 31, 2008.

At May 31, 2008, liquid assets totaling $38,416,443 have been designated as collateral for open forward contracts and futures contracts.

ADR and SDR after the name of a foreign holding stands for American Depository Receipts and Swedish Depository Receipts, respectively, representing ownership of foreign securities on deposit with a custodian bank.

The fund had the following industry concentration greater than 10% at May 31, 2008 (as a percentage of net assets):

Metals	10.7%

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Certain investments, including certain restricted securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Forward currency contracts The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments), or for other investment purposes. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Forward currency contracts outstanding at period end are listed after the fund’s portfolio.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Investment Funds

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: July 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: July 29, 2008

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: July 29, 2008

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 07237)

Exact name of registrant as specified in charter:	Putnam Investment Funds

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: August 31, 2008

Date of reporting period: May 31, 2008

Item 1. Schedule of Investments:

Putnam New Value Fund
The fund's portfolio
5/31/08 (Unaudited)

COMMON STOCKS (97.7%)(a)
	Shares	Value

Aerospace and Defense (1.6%)
Lockheed Martin Corp.	177,500	$19,425,600

Airlines (0.4%)
AMR Corp. (NON) (S)	723,500	5,201,965

Automotive (3.0%)
Ford Motor Co. (NON) (S)	3,334,900	22,677,320
Harley-Davidson, Inc. (S)	330,200	13,726,414
		36,403,734

Banking (2.6%)
Bank of America Corp.	522,400	17,766,824
PNC Financial Services Group	214,000	13,749,500
		31,516,324

Beverage (1.5%)
Pepsi Bottling Group, Inc. (The)	558,700	18,113,054

Building Materials (0.5%)
Masco Corp. (S)	348,100	6,453,774

Chemicals (1.9%)
Huntsman Corp.	292,200	6,407,946
Rohm & Haas Co. (S)	313,045	16,898,169
		23,306,115

Computers (0.8%)
Hewlett-Packard Co.	199,700	9,397,882

Conglomerates (3.0%)
Honeywell International, Inc.	214,600	12,794,452
Textron, Inc.	212,538	13,294,252
Tyco International, Ltd. (Bermuda)	234,900	10,615,131
		36,703,835

Consumer Finance (3.0%)
Capital One Financial Corp.	548,000	26,369,760
Countrywide Financial Corp.	1,965,599	10,339,051
		36,708,811

Consumer Goods (1.5%)
Clorox Co.	322,269	18,411,228

Consumer Services (1.0%)
Service Corporation International (S)	1,191,200	12,745,840

Containers (0.8%)
Crown Holdings, Inc. (NON)	341,800	9,860,930

Electric Utilities (6.8%)
Edison International (S)	496,200	26,412,726
FirstEnergy Corp.	239,900	18,882,529
PG&E Corp.	628,500	24,882,315
Sierra Pacific Resources	958,800	13,010,916
		83,188,486

Electrical Equipment (1.6%)
WESCO International, Inc. (NON)	441,200	19,549,572

Electronics (3.8%)
Avnet, Inc. (NON) (S)	322,900	9,532,008
Intel Corp.	1,096,000	25,405,280
Tyco Electronics, Ltd. (Bermuda)	298,400	11,971,808
		46,909,096

Energy (1.0%)
Global Industries, Ltd. (NON)	707,200	12,199,200

Financial (4.9%)
Fannie Mae (S)	342,040	9,241,921
Freddie Mac	732,000	18,607,440
JPMorgan Chase & Co.	763,300	32,821,900
		60,671,261

Health Care Services (2.9%)
AmerisourceBergen Corp.	315,100	13,023,083

UnitedHealth Group, Inc.	342,600	11,720,346
WellPoint, Inc. (NON)	187,900	10,488,578
		35,232,007

Homebuilding (0.6%)
Lennar Corp. (S)	462,600	7,808,688

Household Furniture and Appliances (1.1%)
Whirlpool Corp. (S)	184,700	13,608,696

Insurance (8.3%)
ACE, Ltd. (Bermuda)	313,000	18,801,910
Allstate Corp. (The)	387,000	19,713,780
Chubb Corp. (The)	721,492	38,787,410
Genworth Financial, Inc. Class A	1,120,500	24,763,050
		102,066,150

Investment Banking/Brokerage (3.4%)
Bear Stearns Cos., Inc. (The)	345,200	3,220,716
Lehman Brothers Holdings, Inc.	372,000	13,693,320
Morgan Stanley	549,700	24,313,231
		41,227,267

Lodging/Tourism (0.7%)
Carnival Corp. (S)	213,600	8,556,816

Machinery (1.0%)
Parker-Hannifin Corp. (S)	147,900	12,522,693

Medical Technology (2.1%)
Boston Scientific Corp. (NON) (S)	524,200	6,966,618
Covidien, Ltd.	368,600	18,463,174
		25,429,792

Metals (3.7%)
Freeport-McMoRan Copper & Gold, Inc. Class B (S)	202,100	23,384,991
Nucor Corp.	300,700	22,492,360
		45,877,351

Oil & Gas (13.3%)
BP PLC ADR (United Kingdom)	170,100	12,333,951
Chevron Corp. (S)	363,900	36,080,685
Exxon Mobil Corp.	545,500	48,418,580
Marathon Oil Corp.	511,000	26,260,290
Occidental Petroleum Corp.	287,600	26,439,068
Valero Energy Corp.	274,400	13,950,496
		163,483,070

Pharmaceuticals (2.6%)
Merck & Co., Inc.	577,600	22,503,296
Watson Pharmaceuticals, Inc. (NON)	319,500	9,124,920
		31,628,216

Photography/Imaging (0.5%)
Xerox Corp.	435,100	5,908,658

Publishing (0.4%)
Idearc, Inc. (S)	1,217,265	4,893,405

Railroads (1.1%)
Norfolk Southern Corp.	194,500	13,105,410

Regional Bells (3.1%)
Verizon Communications, Inc.	1,002,400	38,562,328

Retail (7.8%)
Best Buy Co., Inc. (S)	282,600	13,194,594
Big Lots, Inc. (NON) (S)	791,408	24,581,132
Home Depot, Inc. (The) (S)	631,900	17,288,784
JC Penney Co., Inc. (Holding Co.) (S)	239,900	9,653,576
Staples, Inc.	710,500	16,661,225
Supervalu, Inc.	404,700	14,192,829
		95,572,140

Schools (1.2%)
Career Education Corp. (NON) (S)	777,241	14,215,738

Telecommunications (1.4%)
Embarq Corp. (S)	153,400	7,258,888
Sprint Nextel Corp. (S)	1,080,800	10,116,288
		17,375,176

Tobacco (1.0%)
Philip Morris International, Inc. (NON)	239,900	12,633,134

Toys (1.0%)
Mattel, Inc.	600,200	12,088,028

Waste Management (0.8%)
Waste Management, Inc.	257,000	9,748,010

Total common stocks (cost $1,160,160,478)		$1,198,309,480

CONVERTIBLE BONDS AND NOTES (1.7%)(a) (cost $17,265,760)
	Principal amount	Value

MGIC Investment Corp. 144A cv. jr. unsec. sub. debs
9s, 2063	$17,304,000	$20,960,335

CONVERTIBLE PREFERRED STOCKS (0.7%)(a)
	Shares	Value

Ambac Financial Group, Inc. $4.75 cv. pfd.	104,565	$3,314,711
Lehman Brothers Holdings, Inc. Ser. P, 7.25% cv. pfd.	5,267	5,714,695

Total convertible preferred stocks (cost $11,154,482)		$9,029,406

SHORT-TERM INVESTMENTS (15.9%)(a)
	Principal
	amount/shares	Value

Short-term investments held as collateral for loaned
securities with yields ranging from 2.20% to 2.91% and
due dates ranging from June 2, 2008 to July 25, 2008
(d)	$190,586,482	$190,307,048
Putnam Prime Money Market Fund (e)	4,515,410	4,515,410

Total short-term investments (cost $194,822,458)		$194,822,458

TOTAL INVESTMENTS

Total investments (cost $1,383,403,178) (b)		$1,423,121,679

NOTES

(a) Percentages indicated are based on net assets of $1,226,698,829.

(b) The aggregate identified cost on a tax basis is $1,394,000,379, resulting in gross unrealized appreciation and depreciation of $232,441,930 and $203,320,630, respectively, or net unrealized appreciation of $29,121,300.

(NON) Non-income-producing security.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. At May 31, 2008, the value of securities loaned amounted to $185,802,139. The fund received cash collateral of $190,307,048 which is pooled with collateral of other Putnam funds into 73 issues of short-term investments.

(e) The fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam, LLC. Investments in Putnam Prime Money Market Fund are valued at its closing net asset value each business day. Management fees paid by the fund are reduced by an amount equal to the management fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $216,422 for the period ended May 31, 2008. During the period ended May 31, 2008, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $330,826,167 and $336,721,963, respectively.

(S) Securities on loan, in part or in entirety, at May 31, 2008.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR after the name of a foreign holding stands for American Depository Receipts, representing ownership of foreign securities on deposit with a custodian bank.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Market quotations are not considered to be readily available for certain debt obligations; such investments are valued at fair value on the basis of valuations furnished by an independent pricing service or dealers, approved by the Trustees. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Certain investments, including certain restricted securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Investment Funds

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: July 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: July 29, 2008

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: July 29, 2008

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 07237)

Exact name of registrant as specified in charter:	Putnam Investment Funds

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: February 28, 2009

Date of reporting period: May 31, 2008

Item 1. Schedule of Investments:

Putnam Small Cap Value Fund
The fund's portfolio
5/31/08 (Unaudited)

COMMON STOCKS (99.0%)(a)
	Shares	Value

Advertising and Marketing Services (0.3%)
Nu Skin Enterprises, Inc. Class A	80,858	$1,385,906

Aerospace and Defense (1.1%)
Innovative Solutions & Support, Inc. (NON) (S)	204,450	1,582,443
Teledyne Technologies, Inc. (NON)	54,200	3,017,856
		4,600,299

Agriculture (0.4%)
Andersons, Inc. (The)	43,000	1,821,480

Airlines (0.7%)
SkyWest, Inc.	177,800	2,748,788

Automotive (2.0%)
American Axle & Manufacturing Holdings, Inc.	108,000	2,007,720
ArvinMeritor, Inc. (S)	193,800	2,901,186
Snap-On, Inc. (S)	49,200	3,046,464
		7,955,370

Banking (5.1%)
BancTec, Inc. 144A (NON)	482,500	1,712,875
BankUnited Financial Corp. Class A	145,600	458,640
City Holding Co.	75,000	3,226,500
Colonial Bancgroup, Inc.	189,600	1,162,248
Columbia Banking Systems, Inc.	85,100	2,274,723
East West Bancorp, Inc.	81,800	1,083,032
Hanmi Financial Corp.	233,600	1,495,040
PFF Bancorp, Inc.	279,100	343,293
Provident Bankshares Corp.	159,940	1,529,026
Renasant Corp.	136,693	3,174,011
Sterling Bancshares, Inc.	254,800	2,604,056
Webster Financial Corp.	72,400	1,880,228
		20,943,672

Building Materials (1.1%)
Comfort Systems USA, Inc.	139,030	1,863,002
Interface, Inc. Class A	185,700	2,629,512
		4,492,514

Chemicals (3.3%)
Airgas, Inc.	58,400	3,455,528
Olin Corp.	159,100	3,579,750
Omnova Solutions, Inc. (NON)	466,600	1,684,426
RPM, Inc.	110,300	2,705,659
Spartech Corp.	191,700	2,064,609
		13,489,972

Commercial and Consumer Services (2.0%)
Advance America Cash Advance Centers, Inc.	94,382	655,011
Deluxe Corp.	111,500	2,512,095
EZCORP, Inc. Class A (NON)	255,346	3,225,020
Maximus, Inc. (S)	47,700	1,753,929
		8,146,055

Communications Equipment (2.7%)
Arris Group, Inc. (NON)	451,900	4,229,784
Belden CDT, Inc.	92,300	3,866,447
Netgear, Inc. (NON)	158,600	3,011,814
		11,108,045

Computers (1.8%)
Emulex Corp. (NON)	146,500	2,053,930
Monotype Imaging Holdings, Inc. (NON)	178,280	2,444,219
Smart Modular Technologies WWH, Inc. (NON)	515,200	2,771,776
		7,269,925

Construction (0.4%)
Quanex Building Products Corp. (NON)	85,025	1,496,440

Consumer Finance (0.5%)
Capital Trust, Inc. Class A (R)	74,575	2,158,946

Consumer Goods (1.1%)
Prestige Brands Holdings, Inc. (NON)	408,422	4,455,884

Consumer Services (0.8%)
Stamps.com, Inc. (NON)	226,200	3,302,520

Distribution (1.3%)
Spartan Stores, Inc.	225,000	5,395,500

Electric Utilities (2.7%)
Black Hills Corp.	68,946	2,429,657
UIL Holdings Corp.	77,400	2,507,760
UniSource Energy Corp. (S)	90,100	3,055,291
Westar Energy, Inc.	134,200	3,220,800
		11,213,508

Electrical Equipment (0.9%)
WESCO International, Inc. (NON)	78,200	3,465,042

Electronics (6.1%)
Avnet, Inc. (NON) (S)	87,538	2,584,122
Benchmark Electronics, Inc. (NON)	181,349	3,222,572
EnerSys (NON)	82,300	2,568,583
General Cable Corp. (NON) (S)	48,667	3,445,624
Mellanox Technologies, Ltd. (Israel) (NON)	28,697	468,909
Park Electrochemical Corp.	117,157	3,461,989
Technitrol, Inc.	140,700	2,806,965
TTM Technologies, Inc. (NON)	228,200	3,322,592
Zoran Corp. (NON)	191,200	2,797,256
		24,678,612

Energy (2.5%)
GulfMark Offshore, Inc. (NON)	70,000	4,699,100
Tidewater, Inc.	82,500	5,637,225
		10,336,325

Financial (1.2%)
Advanta Corp. Class B	299,500	2,605,650
Financial Federal Corp.	88,500	2,149,665
		4,755,315

Food (2.6%)
Chiquita Brands International, Inc. (NON) (S)	151,000	3,675,340
Ruddick Corp.	117,700	4,181,881
Weiss Markets, Inc.	76,900	2,653,819
		10,511,040

Forest Products and Packaging (2.2%)
Grief, Inc. Class A	51,500	3,452,560
Universal Forest Products, Inc.	72,879	2,472,784
Wausau Paper Corp.	309,900	2,944,050
		8,869,394

Health Care Services (2.6%)
AMERIGROUP Corp. (NON)	38,300	1,057,463
AMN Healthcare Services, Inc. (NON)	205,736	3,581,864
Healthspring, Inc. (NON)	273,580	5,083,116
Hooper Holmes, Inc. (NON)	941,400	913,158
		10,635,601

Insurance (8.2%)
American Equity Investment Life Holding Co.	505,100	5,338,907
Assured Guaranty, Ltd. (Bermuda)	136,600	3,155,460
FBL Financial Group, Inc. Class A	88,997	2,389,569
Infinity Property & Casualty Corp.	63,800	2,572,416
Landamerica Financial Group, Inc.	48,300	1,438,374
Navigators Group, Inc. (NON)	49,941	2,521,521
Phoenix Companies, Inc. (The)	259,200	2,625,696
Presidential Life Corp.	183,100	3,226,222
Safety Insurance Group, Inc.	104,200	4,028,372
Selective Insurance Group	176,398	3,859,588
Zenith National Insurance Corp.	58,200	2,348,370
		33,504,495

Investment Banking/Brokerage (1.6%)
SWS Group, Inc.	175,100	3,235,848
TradeStation Group, Inc. (NON)	300,900	3,168,477
		6,404,325

Leisure (0.4%)
Arctic Cat, Inc. (S)	213,388	1,687,899

Machinery (1.7%)
Applied Industrial Technologies, Inc. (S)	63,800	1,758,966
Chart Industries, Inc. (NON)	62,200	2,605,558
Imation Corp.	98,800	2,584,608
		6,949,132

Manufacturing (1.5%)
EnPro Industries, Inc. (NON)	76,500	3,067,650
Knoll, Inc.	198,200	2,939,306

		6,006,956

Media (0.3%)
Journal Communications, Inc. Class A	234,600	1,374,756

Medical Technology (2.4%)
Cutera, Inc. (NON) (S)	199,880	2,046,771
Datascope Corp.	39,300	1,678,896
PSS World Medical, Inc. (NON) (S)	145,100	2,643,722
Vital Signs, Inc.	56,728	3,221,583
		9,590,972

Metal Fabricators (1.4%)
Mueller Industries, Inc.	85,800	3,070,782
USEC, Inc. (NON) (S)	387,300	2,699,481
		5,770,263

Metals (1.3%)
Haynes International, Inc. (NON) (S)	40,000	2,733,200
Steel Dynamics, Inc. (S)	70,900	2,559,490
		5,292,690

Natural Gas Utilities (2.9%)
Energen Corp.	63,300	4,744,335
Laclede Group, Inc. (The)	64,300	2,572,000
Southwest Gas Corp.	139,600	4,352,728
		11,669,063

Office Equipment & Supplies (0.8%)
Ennis Inc.	168,200	3,177,298

Oil & Gas (5.5%)
Alon USA Energy, Inc. (S)	141,200	2,161,772
Cabot Oil & Gas Corp. Class A	57,700	3,476,425
Delek US Holdings, Inc.	129,300	1,684,779
Energy Partners, Ltd. (NON)	271,600	4,093,012
St. Mary Land & Exploration Co.	111,000	5,656,560
Swift Energy Co. (NON) (S)	90,100	5,193,364
		22,265,912

Pharmaceuticals (1.4%)
Owens & Minor, Inc.	46,100	2,188,828
Sciele Pharma, Inc. (NON) (S)	168,610	3,694,245
		5,883,073

Publishing (0.3%)
GateHouse Media, Inc. (S)	317,586	1,330,685

Real Estate (5.8%)
Arbor Realty Trust, Inc (R)	140,900	1,979,645
DiamondRock Hospitality Co. (R)	154,110	2,112,848
Entertainment Properties Trust (R)	67,472	3,714,334
Getty Realty Corp. (R)	137,700	2,397,357
Gramercy Capital Corp. (R)	122,100	2,045,175
Hersha Hospitality Trust (R)	249,776	2,375,370
M/I Schottenstein Homes, Inc.	79,400	1,363,298
MFA Mortgage Investments, Inc. (R)	451,360	3,281,387
NorthStar Realty Finance Corp. (R)	183,675	1,836,750
Pennsylvania Real Estate Investment Trust (R) (S)	95,100	2,553,435
		23,659,599

Restaurants (0.2%)
Ruby Tuesday, Inc.	105,433	788,639

Retail (6.5%)
Brown Shoe Co., Inc.	161,900	2,734,491
Cache, Inc. (NON)	164,390	2,086,109
Haverty Furniture Cos., Inc. (S)	215,600	2,268,112
Jos. A. Bank Clothiers, Inc. (NON) (S)	127,100	3,457,120
Nautilus, Inc. (S)	407,720	2,743,956
Perry Ellis International, Inc. (NON)	101,400	2,764,164
Pier 1 Imports, Inc. (NON) (S)	313,254	2,258,561
Skechers U.S.A., Inc. Class A (NON)	122,300	2,941,315
Sonic Automotive, Inc.	108,200	2,017,930
Stage Stores, Inc.	156,700	2,117,017
Steven Madden, Ltd. (NON)	61,305	1,256,139
		26,644,914

Semiconductor (1.6%)
Cohu, Inc.	125,764	2,151,822
GSI Group, Inc. (Canada) (NON)	266,155	2,147,871
Ultra Clean Holdings, Inc. (NON)	205,010	2,138,254
		6,437,947

Shipping (0.8%)
Arkansas Best Corp. (S)	86,600	3,218,056

Software (1.3%)
Chordiant Software, Inc. (NON)	402,300	2,582,766
Parametric Technology Corp. (NON)	144,000	2,704,320
		5,287,086

Staffing (0.7%)
Gevity HR, Inc.	391,800	2,926,746

Technology (0.9%)
CACI International, Inc. Class A (NON) (S)	68,100	3,471,057

Technology Services (0.9%)
United Online, Inc. (S)	311,100	3,804,753

Telecommunications (4.5%)
Alaska Communications Systems Group, Inc. (S)	152,900	1,978,526
Brightpoint, Inc. (NON)	349,230	3,439,916
Centennial Communications Corp. (NON)	530,900	4,018,913
Earthlink, Inc. (NON)	312,243	2,997,533
Novatel Wireless, Inc. (NON) (S)	322,300	3,322,913
Oplink Communications, Inc. (NON)	220,700	2,445,356
		18,203,157

Textiles (0.7%)
Phillips-Van Heusen Corp.	58,664	2,665,108

Total common stocks (cost $383,419,642)		$403,250,734

INVESTMENT COMPANIES (1.0%)(a)
	Shares	Value

Hercules Technology Growth Capital, Inc.	253,211	$2,625,798
MCG Capital Corp.	259,100	1,484,643

Total investment companies (cost $6,953,097)		$4,110,441

SHORT-TERM INVESTMENTS (14.0%)(a)
	Principal
	amount/shares	Value

Short-term investments held as collateral for loaned
securities with yields ranging from 2.20% to 2.91% and
due dates ranging from June 2, 2008 to July 25, 2008
(d)	$56,106,755	$56,024,492
Putnam Prime Money Market Fund (e)	836,451	836,451

Total short-term investments (cost $56,860,943)		$56,860,943

TOTAL INVESTMENTS

Total investments (cost $447,233,682) (b)		$464,222,118

NOTES

(a) Percentages indicated are based on net assets of $407,495,495.

(b) The aggregate identified cost on a tax basis is $449,799,947, resulting in gross unrealized appreciation and depreciation of $79,515,100 and $65,092,929, respectively, or net unrealized appreciation of $14,422,171.

(NON) Non-income-producing security.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. At May 31, 2008, the value of securities loaned amounted to $54,681,385. The fund received cash collateral of $56,024,492 which is pooled with collateral of other Putnam funds into 73 issues of short-term investments.

(e) The fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam, LLC. Investments in Putnam Prime Money Market Fund are valued at its closing net asset value each business day. Management fees paid by the fund are reduced by an amount equal to the management fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $4,301 for the period ended May 31, 2008. During the period ended May 31, 2008, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $13,442,749 and $13,578,400, respectively.

(R) Real Estate Investment Trust.

(S) Securities on loan, in part or in entirety, at May 31, 2008.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Certain investments, including certain restricted securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. While the adoption of SFAS 157 does not have a material effect on the fund’s net asset value, it does require additional disclosures about fair value measurements. The Standard establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of May 31, 2008:

Valuation Inputs	Investments in Securities	Other Financial Instruments*

Level 1	$406,484,751	$-

Level 2	$57,737,367	$-

Level 3	$-	$-

Total	$464,222,118	$-

* Other financial instruments include futures, written options, TBA sale commitments, swaps and forward contracts which are valued at the unrealized appreciation/(depreciation) on the instrument.

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Investment Funds

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: July 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: July 29, 2008

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: July 29, 2008